Bruce Fund, Inc.
Schedule of Investments
September 30, 2021 (Unaudited)
COMMON STOCKS — 73.1% Shares Fair Value
Communications — 0.9%
Actua Corp.
(a) (b) (c)
130,000 $ 1,300
Sirius XM Holdings, Inc. 857,843 5,232,842
5,234,142
Energy — 0.1%
Flotek Industries, Inc.
(c)
390,671 492,245
PetroQuest Energy, Inc.
(a) (b) (c)
2,834,246 56,685
548,930
Financials — 6.2%
Allstate Corp. (The) 280,000 35,646,800
Health Care — 28.3%
Abbott Laboratories 164,500 19,432,385
AbbVie, Inc. 280,000 30,203,600
Amryt Pharma PLC - ADR (United Kingdom)
(c)
407,440 4,925,950
Bausch Health Cos., Inc. (Canada)
(c)
1,250,000 34,812,500
EDAP TMS SA - ADR (France)
(c)
529,794 3,380,086
Fate Therapeutics, Inc.
(c)
57,000 3,378,390
IGM Biosciences, Inc.
(c)
55,000 3,616,800
MannKind Corp.
(c)
395,073 1,718,568
Merck & Co., Inc. 300,000 22,533,000
Organon & Co. 30,000 983,700
Paratek Pharmaceuticals, Inc.
(c)
1,213,312 5,896,696
Pfizer, Inc. 500,000 21,505,000
Supernus Pharmaceuticals, Inc.
(c)
402,105 10,724,140
Viatris , Inc. 55,835 756,564
163,867,379
Industrials — 9.8%
AMERCO 72,000 46,514,160
General Electric, Co. 100,000 10,303,000
56,817,160
Materials — 1.0%
Ashland Global Holdings, Inc. 25,000 2,228,000
Newmont Corp. 65,600 3,562,080
5,790,080
Technology — 5.6%
Apple, Inc. 230,000 32,545,000
Utilities — 21.2%
Avista Corp. 200,000 7,824,000
CMS Energy Corp. 450,000 26,878,500
Duke Energy Corp. 275,000 26,837,250
NextEra Energy, Inc. 460,000 36,119,200
Xcel Energy, Inc. 400,000 25,000,000
122,658,950
Total Common Stocks (Cost $199,995,265) 423,108,441

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2021 (Unaudited)
U.S. GOVERNMENT BONDS — 9.1%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 8/15/2029 $ 15,000,000 $ 13,474,968
U.S. Treasury "Strips", 0.00% , 2/15/2036 20,000,000 15,763,399
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 6,827,090
U.S. Treasury "Strips", 0.00% , 5/15/2049 30,000,000 16,703,223
Total U.S. Government Bonds (Cost $42,697,225) 52,768,680
CONVERTIBLE CORPORATE BONDS — 3.2%
Health Care — 3.2%
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 4,075,000
Novavax , Inc., 3.75%, 2/1/2023 600,000 1,038,750
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 13,292,701
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(a) (b)(d) (e)
1,500,000 150
Total Convertible Corporate Bonds (Cost $19,938,286) 18,406,601
MONEY MARKET FUNDS - 14.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 0.03%
(f)
84,002,450 84,002,450
Total Money Market Funds (Cost $84,002,450) 84,002,450
Total Investments — 99.9% (Cost $346,633,226) 578,286,172
Other Assets in Excess of Liabilities — 0.1% 648,200
NET ASSETS — 100.0% $ 578,934,372
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Illiquid security. The total fair value of these securities as of September 30, 2021 was $58,135, representing 0.0% of net assets.
(c) Non-income producing security.
(d) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2021 was $150, representing 0.0% of net assets.
(e) In default.
(f) Rate disclosed is the seven day effective yield as of September 30, 2021.
ADR - American Depositary Receipt